Note 7 - Investment in Joint Venture (Tables)	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of joint ventures [text block]
	For the year
	ended November 30,
	2020	2019
	($)	($)
Balance at the beginning of year	1,388,352	1,388,080
Funding	-	151,700
Share of losses	(5,063)	(12,290)
Foreign currency translation adjustments	(309,775)	(139,138)
Balance at the end of year	1,073,514	1,388,352
	November 30,	November 30,
	2020	2019
	($)	($)
Current Assets	93,638	121,403
Non-Current Assets	1,199,069	1,550,339
	1,292,707	1,671,742
Current Liabilities	(29,272)	(37,695)
	(29,272)	(37,695)
Net assets	1,263,435	1,634,047
Ownership interest	84.05%	84.05%
Proportion of the Company's ownership interest	1,061,917	1,373,417
Foreign currency translation adjustments	11,597	14,935
Total	1,073,514	1,388,352
Due to joint venture	(26,621)	(34,283)
Carrying value of interests in joint venture	1,046,893	1,354,069